UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-ANNUAL REPORT

AllianceBernstein U.S. Strategic Research Portfolio

December 31, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 23, 2009+		Ending Account Value December 31, 2009		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,000.00	$1,018.40	$0.30	$6.87
Class C	$1,000	$1,000	$1,000.00	$1,014.87	$0.45	$10.41
Advisor Class	$1,000	$1,000	$1,000.00	$1,019.91	$0.23	$5.35
Class R	$1,000	$1,000	$1,000.00	$1,017.39	$0.34	$7.88
Class K	$1,000	$1,000	$1,000.00	$1,018.65	$0.29	$6.61
Class I	$1,000	$1,000	$1,000.00	$1,019.91	$0.23	$5.35
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios of 1.35%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05%, respectively. The “Actual” and “Hypothetical” expenses paid are based on the period from December 23, 2009 (commencement of operations) to December 31, 2009. Actual and Hypothetical expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 8/365 (to reflect the since inception period) and multiplied by 184/365 (to reflect the one-half year period), respectively.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	1

Fund Expenses

PORTFOLIO SUMMARY

December 31, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1.0

TEN LARGEST HOLDINGS**

December 31, 2009 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Illumina, Inc.	$34,481	3.4%
QUALCOMM, Inc.	33,307	3.3
Barrick Gold Corp.	28,354	2.8
Toyota Motor Corp. (ADR)	25,669	2.6
Salesforce.com, Inc.	25,451	2.6
Apple, Inc.	25,303	2.5
Freeport-McMoRan Copper & Gold, Inc.	24,087	2.4
Red Hat, Inc.	23,793	2.4
Denbury Resources, Inc.	23,014	2.3
Bank of New York Mellon Corp. (The)	22,795	2.3
	$266,254	26.6%

*	All data are as of December 31, 2009. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

**	Long-term investments.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

2	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 20.4%
Communications Equipment – 5.1%
Juniper Networks, Inc.(a)	665	$17,736
QUALCOMM, Inc.	720	33,307

		51,043

Computers & Peripherals – 4.3%
Apple, Inc.(a)	120	25,303
NetApp, Inc.(a)	505	17,367

		42,670

Internet Software & Services – 1.0%
Equinix, Inc.(a)	95	10,084

IT Services – 1.3%
Visa, Inc.—Class A	145	12,682

Semiconductors & Semiconductor Equipment – 2.1%
Altera Corp.	950	21,498

Software – 6.6%
Red Hat, Inc.(a)	770	23,793
Salesforce.com, Inc.(a)	345	25,451
VMware, Inc.—Class A(a)	395	16,740

		65,984

		203,961

Energy – 13.8%
Energy Equipment & Services – 4.4%
National Oilwell Varco, Inc.	495	21,824
Schlumberger Ltd.	340	22,131

		43,955

Oil, Gas & Consumable Fuels – 9.4%
Cameco Corp.	550	17,693
Consol Energy, Inc.	310	15,438
Denbury Resources, Inc.(a)	1,555	23,014
EOG Resources, Inc.	165	16,055
Occidental Petroleum Corp.	275	22,371

		94,571

		138,526

Industrials – 13.2%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	250	18,838

Construction & Engineering – 4.2%
Fluor Corp.	470	21,169
Shaw Group, Inc.(a)	710	20,412

		41,581

Electrical Equipment – 1.2%
ABB Ltd. (ADR)(a)	625	11,938

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	3

Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 4.9%
Cummins, Inc.	420	$19,261
Danaher Corp.	205	15,416
Illinois Tool Works, Inc.	300	14,397

		49,074

Professional Service – 1.0%
Manpower, Inc.	190	10,370

		131,801

Health Care – 12.7%
Biotechnology – 1.8%
Gilead Sciences, Inc.(a)	420	18,178

Health Care Equipment & Supplies – 3.1%
Alcon, Inc.	75	12,326
Baxter International, Inc.	315	18,484

		30,810

Health Care Providers & Services – 1.6%
Medco Health Solutions, Inc.(a)	250	15,978

Life Sciences Tools & Services – 6.2%
Illumina, Inc.(a)	1,125	34,481
QIAGEN NV(a)	440	9,821
Thermo Fisher Scientific, Inc.(a)	375	17,884

		62,186

		127,152

Financials – 10.8%
Capital Markets – 7.0%
Bank of New York Mellon Corp (The)	815	22,795
Credit Suisse Group AG (ADR)	230	11,307
Goldman Sachs Group, Inc. (The)	120	20,261
TD Ameritrade Holding Corp.(a)	810	15,698

		70,061

Diversified Financial Services – 2.0%
CME Group, Inc.—Class A	60	20,157

Real Estate Investment Trusts (REITs) – 1.8%
ProLogis	1,320	18,071

		108,289

Materials – 9.4%
Chemicals – 2.8%
Air Products & Chemicals, Inc.	205	16,617
Monsanto Co.	140	11,445

		28,062

Metals & Mining – 5.2%
Barrick Gold Corp.	720	28,354
Freeport-McMoRan Copper & Gold, Inc.(a)	300	24,087

		52,441

Paper & Forest Products – 1.4%
Weyerhaeuser Co.	315	13,589

		94,092

4	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.0%
Auto Components – 1.6%
Johnson Controls, Inc.	585	$15,935

Automobiles – 2.6%
Toyota Motor Corp. (ADR)	305	25,669

Internet & Catalog Retail – 2.2%
Amazon.com, Inc.(a)	165	22,196

Media – 1.6%
Walt Disney Co. (The)	500	16,125

		79,925

Consumer Staples – 7.1%
Food & Staples Retailing – 1.7%
Wal-Mart Stores, Inc.	315	16,837

Food Products – 1.5%
General Mills, Inc.	205	14,516

Household Products – 2.2%
Procter & Gamble Co. (The)	370	22,433

Personal Products – 1.7%
Estee Lauder Cos. Inc (The)—Class A	350	16,926

		70,712

Utilities – 3.8%
Electric Utilities – 1.1%
Exelon Corp.	220	10,751

Independent Power Producers & Energy Traders – 1.0%
Calpine Corp.(a)	875	9,625

Multi-Utilities – 1.7%
Sempra Energy	310	17,354

		37,730

Total Common Stocks (cost $992,360)		992,188

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, 0.08%(b) (cost $7,640)	7,640	7,640

Total Investments – 100.0% (cost $1,000,000)		999,828
Other Assets Less Liabilities – 0.0%		95

Net Assets – 100.0%		$999,923

(a)	Non-Income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	5

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2009 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $992,360)	$992,188
Affiliated issuers (cost $7,640)	7,640
Prepaid expenses	176,578
Receivable due from Adviser	18,496
Dividends receivable	360

Total assets	1,195,262

Liabilities
Offering expenses payable	181,042
Transfer Agent fee payable	748
Distribution fee payable	5
Accrued expenses	13,544

Total liabilities	195,339

Net Assets	$999,923

Composition of Net Assets
Capital stock, at par	$1,000
Additional paid-in capital	999,000
Undistributed net investment income	95
Net unrealized depreciation on investments	(172)

$999,923

Net Asset Value Per Share—18 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$9,999	1,000	$10.00	*

C	$9,997	1,000	$10.00

Advisor	$949,931	95,000	$10.00

R	$9,998	1,000	$10.00

K	$9,999	1,000	$10.00

I	$9,999	1,000	$10.00

*	The maximum offering price per share for Class A shares was $10.44 which reflects a sales charge of 4.25%.

See notes to financial statements.

6	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period December 23, 2009(a) to December 31, 2009 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $5)	$341
Affiliated issuers	19	$360

Expenses
Advisory fee (see Note B)	186
Distribution fee—Class A	1
Distribution fee—Class C	2
Distribution fee—Class R	1
Distribution fee—Class K	1
Transfer agency—Class A	14
Transfer agency—Class C	14
Transfer agency—Advisor Class	1,296
Amortization of offering expenses	4,464
Registration fees	2,538
Audit	2,484
Printing	2,403
Custodian	2,295
Legal	1,296
Directors’ fees	1,197
Miscellaneous	755

Total expenses	18,947
Less: expenses waived and reimbursed by the Adviser (see Note B)	(18,682)

Net expenses		265

Net investment income		95

Realized and Unrealized Loss on Investment Transactions
Net change in unrealized appreciation/depreciation of investments		(172)

Net loss on investment transactions		(172)

Net Decrease in Net Assets from Operations		$(77)

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	7

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	December 23, 2009(a) to December 31, 2009 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$95
Net change in unrealized appreciation/depreciation of investments	(172)

Net decrease in net assets from operations	(77)
Capital Stock Transactions
Net increase	1,000,000

Total increase	999,923
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $95)	$999,923

(a)	Commencement of operations.

See notes to financial statements.

8	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Cap Fund, Inc. (the “Company”), is a Maryland corporation. The Company currently has two series, AllianceBernstein U.S. Strategic Research Portfolio (the “Fund”) and AllianceBernstein Small Cap Growth Portfolio, each of which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein U.S. Strategic Research Portfolio. The Fund commenced operations on December 23, 2009. The Fund offers Class A, Class C and Advisor Class shares. The Fund has also issued Class R, Class K and Class I shares to the Fund’s investment adviser, AllianceBernstein L.P. (the “Adviser”), which is the sole shareholder of these classes. Class R, Class K and Class I shares are not publicly offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	9

Notes to Financial Statements

valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

10	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$992,188	$—	$—	$992,188
Short-Term Investments	7,640	—	—	7,640

Total Investments in Securities	999,828	—	—	999,828
Other Financial Instruments*	—	—	—	—

Total	$999,828	$—	$—	$999,828

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	11

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Fund in proportion to each Fund’s respective net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $181,042 have been deferred and are being amortized on a straight line basis over a one year period.

12	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.35%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05% of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the period ended December 31, 2009, the amount of such fees waived was $18,682.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $0 for the period ended December 31, 2009.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the period ended December 31, 2009 is as follows:

Market Value December 23, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2009 (000)	Dividend Income (000)
$ – 0 –	$1,000	$992	$8	$	– 0	–

Brokerage commissions paid on investment transactions for the period ended December 31, 2009 amounted to $48, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	13

Notes to Financial Statements

shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $267, $268 and $268 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended December 31, 2009 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$992,360		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$6,886
Gross unrealized depreciation	(7,058)

Net unrealized depreciation	$(172)

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets. The Fund may also use derivatives for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The Fund did not engage in derivative transactions for the period ended December 31, 2009.

14	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	December 23, 2009(a) to December 31, 2009 (unaudited)	December 23, 2009(a) to December 31, 2009 (unaudited)

Class A
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class C
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Advisor Class
Shares sold	95,000	$950,000

Net increase	95,000	$950,000

Class R
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class K
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class I
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

(a)	Commencement of operations.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	15

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. As such, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2009.

16	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

NOTE H

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	17

Notes to Financial Statements

held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through February 26, 2010, the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

18	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)(d)	.00
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.35%
Expenses, before waivers/reimbursements(f)	76.97%
Net investment income(c)(f)	.10%
Portfolio turnover rate	0%

See footnote summary on page 24.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	19

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)(d)	(.00)
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.05%
Expenses, before waivers/reimbursements(f)	77.67%
Net investment loss(c)(f)	(.60)%
Portfolio turnover rate	0%

See footnote summary on page 24.

20	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)(d)	.00
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$950
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.05%
Expenses, before waivers/reimbursements(f)	76.64%
Net investment income(c)(f)	.40%
Portfolio turnover rate	0%

See footnote summary on page 24.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	21

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)(d)	(.00)
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.55%
Expenses, before waivers/reimbursements(f)	71.71%
Net investment loss(c)(f)	(.10)%
Portfolio turnover rate	0%

See footnote summary on page 24.

22	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)(d)	.00
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.30%
Expenses, before waivers/reimbursements(f)	71.44%
Net investment income(c)(f)	.15%
Portfolio turnover rate	0%

See footnote summary on page 24.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	23

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
December 23, 2009(a) to December 31, 2009 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)(d)	.00
Net realized and unrealized loss on investment transactions(d)	(.00)

Net increase in net asset value from operations(d)	.00

Net asset value, end of period	$ 10.00

Total Return
Total investment return based on net asset value(e)	0.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.05%
Expenses, before waivers/reimbursements(f)	71.22%
Net investment income(c)(f)	.42%
Portfolio turnover rate.	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.

See notes to financial statements.

24	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Joseph G. Carson, Vice President

Amy P. Raskin, Vice President

Andrew Reiss, Vice President

Robert W. Scheetz, Vice President

Lisa A. Shalett, Vice President

Catherine D. Wood, Vice President

Vadim Zlotnikov, Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-6003

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolio are made by the Adviser’s Strategic Research Portfolio Oversight Group. Mses. Raskin, Shalett and Wood and Messrs. Carson, Reiss, Scheetz and Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	25

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Cap Fund, Inc. (the “Fund”) unanimously approved the Fund’s Advisory Agreement with the Adviser in respect of AllianceBernstein U.S. Strategic Research Portfolio (the “Portfolio”) at a meeting held on September 23, 2009.

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

26	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

The directors did not consider historical information about the profitability of the Portfolio to the Adviser since the Portfolio had not yet commenced operations. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares, transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser, and brokerage commissions to be paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	27

Investment Results

Since the Portfolio had not yet commenced operations, no performance or other historical information for the Portfolio was available. The Adviser noted that the Adviser manages U.S. Strategic Research institutional accounts that have an investment style substantially similar to that of the Portfolio. At the September 2009 meeting, the directors reviewed information prepared by the Adviser showing the gross and net returns of the institutional AllianceBernstein Strategic Research Equity Managed Accounts composite (the “Composite”) as compared with the Standard & Poor’s 500 Index (the “Index”) for the 1-, 3-, 5- and 10-year periods ended July 31, 2009 and the since inception period (December 1981 inception). The directors noted that on a gross of managed account fee basis, the Composite outperformed the Index in all periods reviewed, and that on a net fee basis (adjusted to reflect the anticipated expenses of the Portfolio’s Class A Shares), the Composite outperformed the Index in the 1- and 10-year and since inception periods. Based on such review, and their general knowledge and confidence in the Adviser’s expertise in managing portfolios of U.S. equity securities, the directors concluded that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate paid by the Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with an investment style substantially similar to that of the Portfolio. For this purpose, they reviewed the relevant fee information in the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer disclosing the institutional fee schedule for institutional products managed by the Adviser that have an investment style substantially similar to that of the Portfolio. The directors noted that the institutional fee schedule for clients with an investment style substantially similar to that of the Portfolio had breakpoints at lower asset levels than those in the fee schedule applicable to the Portfolio and that the application of the institutional fee schedule to the level of assets of the Portfolio would result in a fee rate that would be lower than that in the Portfolio’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also reviewed information that indicated that the Portfolio pays a higher fee rate than a registered investment company with an investment style similar to that of the Portfolio that is sub-advised by the Adviser.

28	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolio relative to institutional clients and sub-advised funds. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the estimated total expense ratio of the Class A shares of the Portfolio assuming $100 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The estimated expense ratio of the Portfolio reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Fund in respect of the Portfolio. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $100 million, its anticipated contractual effective advisory fee rate was lower than the Expense Group median. The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision. The Lipper analysis reflected the Adviser’s agreement to cap the Portfolio’s expense ratio through June 30, 2011. The information reviewed by the directors showed that the Portfolio’s anticipated expense ratio, which reflected a cap, was lower than the Expense Group median and higher than the Expense Universe median. The directors concluded that the Portfolio’s anticipated expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	29

Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio attracts significant amounts of assets.

30	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of AllianceBernstein U.S. Strategic Research Portfolio (the “Portfolio”).2

The Portfolio’s investment objective is long-term growth of capital. The Portfolio pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities issued by U.S. companies with mid- to large-capitalization.

The evaluation of the investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

1	It should be noted that the Senior Officer’s evaluation was completed on September 14, 2009.

2	Future references to the Fund or the Portfolio do not include “AllianceBernstein.” Pro-forma expense data for Class A shares was provided by the Adviser based on projected assets of $100 million.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	31

FUND’S ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser has proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The advisory fee schedule of the Portfolio, implemented in January 2004 in connection with the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories3 of funds with almost all funds in each category having the same advisory fee schedule.

Category	Advisory Fee Schedule Based on the Average Daily Net Assets of the Portfolio	Portfolio
Growth	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	U.S. Strategic Research Portfolio

The Adviser is to be reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services.

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of the Portfolio’s total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s start up period until June 30, 2011.4

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Estimated Gross Expense Ratio		Fiscal Year End
U.S. Strategic Research Portfolio	Advisor Class A Class B Class C Class R Class K Class I	1.05 1.35 2.05 2.05 1.55 1.30 1.05	% % % % % % %	1.55 1.85 2.55 2.55 2.05 1.80 1.55	% % % % % % %	June 30

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The agreement allows for the Adviser to be reimbursed through June 30, 2012 for management fees that the Adviser waived or reimbursements that the Adviser made for fund expenses exceeding the Portfolio’s expense caps for the period through June 30, 2011. The agreement provides that such payment shall be made only to the extent that the payment does not cause the Portfolio’s aggregate expenses to exceed, on an annual basis, the Portfolio’s expense limitation, and that such payment shall not exceed the amount of the offering expenses recorded by the Portfolio for financial reporting purposes on or before June 30, 2011.

32	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS.

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as the Portfolio’s Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as the Portfolio’s counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolio to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing funds with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Portfolio.5 In addi-

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	33

tion to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fees based on the Adviser’s initial estimate of the Portfolio’s net assets.

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Effective Portfolio Adv. Fee
U.S. Strategic Research Portfolio	$100.0	U.S. Strategic Research 65 bp on 1st $25 million 50 bp on next $25 million 40 bp on next $50 million 30 bp on next $100 million 25 bp on the balance Minimum Account Size: $25m	0.488	0.750

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationship that has a similar investment style as the Portfolio. Also set forth is what would have been the investment advisory fee had the fee schedule of the sub-advisory relationship been applicable to the Portfolio based on the initial estimate of the Portfolio’s net assets.

Sub-Advised Fund	Sub-Advised Fund Fee Schedule	Sub-Advised Fund Effective Fee (%)	Portfolio Advisory Fee (%)
Client #1	0.38% of the sub-advised fund’s average daily net assets[6]	0.380	0.750

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. This is demonstrated by the advisory fee charged the sub-advised fund of 80 basis points, compared to the 38 basis points the sub-adviser, AllianceBernstein, is paid for managing the investments.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolio’s ranking with respect to the proposed management fees relative to

6	The advisory fee charged by the sub-advised fund’s Adviser is 0.80% of the sub-advised fund’s average daily net assets.

34	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

the median of the Portfolio’s Lipper Expense Group (“EG”)7 at the approximate current asset level of the Portfolio.8

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size)9 comparability, and expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee (%)[10]	Lipper Exp. Group Median (%)	Rank
U.S. Strategic Research Portfolio	0.750	0.874	2/12

Lipper also compared the total expense ratio of the Portfolio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). Lipper describes the EU as a broader group, consisting of all funds with the same investment classification/objective as the subject Portfolio.11 The results of that comparison are set forth below:

Fund	Expense Ratio (%)	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
U.S. Strategic Research Portfolio	1.350	1.494	4/12	1.322	36/60

Based on this analysis, the Portfolio has a more favorable ranking on a management fee basis than on a total expense ratio basis.

7	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.
8	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.
9	Lipper information regarding the Portfolio’s expenses are based on the Portfolio having projected assets of $100 million.
10	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual effective management fee.
11	Except for asset (size) comparability, Lipper uses the same EG criteria for selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	35

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

36	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

The Portfolio may effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from business conducted with the Portfolio will be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Portfolio. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE.

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,12 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli13 study on advisory fees and various fund characteristics.

12	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

13

The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	37

The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.14 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $467 billion as of July 31, 2009, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services to the Portfolio.

The Portfolio has no performance history since the Portfolio has not yet commenced operations. However, the Adviser does manage a separately managed account, U.S. Strategic Research institutional account, which has a substantially similar investment style as the Portfolio. Set forth below are the 1, 3, 5, 10 year and since inception gross of fees performance returns of the institutional account composite and its benchmark, the S&P 500 index, for the periods ending July 31, 2009. Also shown are the performance returns adjusted for U.S. Strategic Research Portfolio’s Class A share expected expense ratio of 1.35%.

	Periods Ended July 31, 2009 Annualized Performance

Institutional Account/ Benchmark	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception[15] (%)
U.S. Strategic Research (Gross of Managed Account Fee)	-24.0	-7.7	-1.4	0.3	12.4

U.S. Strategic Research (adjusted for the Portfolio’s expected initial 1.35% expense ratio)	-25.1	-8.9	-2.7	-1.0	10.9

S&P 500 Index	-26.2	-8.2	-2.2	-2.2	10.6

14	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

15	Date of inception: December 31, 1981.

38	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 26, 2009

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	39

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Arizona California Massachusetts Michigan Minnesota	New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

40	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Alliance Bernstein Family of Funds

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

USSR-0152-1209

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: February 26, 2010

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: February 26, 2010